Document and Entity Information Document	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Nov. 04, 2026
Document Period End Date	Nov. 04, 2026
Amendment Flag	false
Entity Registrant Name	InMed Pharmaceuticals Inc.
Entity Address, Address Line One	Suite 1445 – 885 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3E8
Entity Incorporation, State Country Name	A1
City Area Code	604
Local Phone Number	669-7207
Entity File Number	001-39685
Entity Central Index Key	0001728328
Entity Emerging Growth Company	true
Entity Tax Identification Number	98-1428279
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	INM
Security Exchange Name	NASDAQ